Prepaid Expenses and Other Accounts Receivable	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Accounts Receivable [Abstract]
PREPAID EXPENSES AND OTHER ACCOUNTS RECEIvABLE

Note 4: – PREPAID EXPENSES AND OTHER ACCOUNTS RECEIvABLE

	December 31
	2025	2024
	USD in thousands

Deferred offering costs	296	-
Government authorities	229	69
Prepaid expenses	293	61
Deferred Charges and other assets	163	-
	981	130